Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Wages, salaries and bonuses	¥ 18,100	¥ 8,013	¥ 3,358
Share-based compensation expenses	28,266	1,148	2,749
Contributions to defined benefit plan		971	1,140
Welfare, housing funds and other	308	180	216
Key management personnel compensation	¥ 46,674	¥ 10,312	¥ 7,463